Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

3.Summary of Significant Accounting Policies

(a)Basis of Presentation

The unaudited condensed consolidated financial statements of the Group are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The unaudited condensed consolidated financial statements do not include all the information and disclosures required in the annual financial statements and should be read in conjunction with the Group’s consolidated financial statements as of December 31, 2021 and 2020.

In the opinion of the management, the accompanying unaudited condensed consolidated financial statements reflect all normal recurring adjustments, which are necessary for a fair presentation of financial results for the quarterly periods presented. The Company believes that the disclosures are adequate to make the information presented not misleading. The accompanying unaudited condensed consolidated financial statements have been prepared using the same accounting policies as used in the preparation of the Group’s consolidated financial statements for the year ended December 31, 2021, the period from November 13, 2020 to December 31, 2020 (Successor) and the period from January 1, 2020 to November 12, 2020 (Predecessor). The results of operations for the nine months ended September 30, 2022 and 2021 are not necessarily indicative of the results for the full years or any future periods.

(b)Revenue Recognition

The Group’s accounting practices under Accounting Standards Codification (“ASC”) No. 606, “Revenue from Contracts with Customers” (“ASC 606” or “Topic 606”) are as followings:

Sale of EVs and kits

The Group generates revenue from sales of EVs and identifies the customers who purchase the vehicle as its customers. The Group also generates revenue from sales of electric drive system kits that are integrated into shuttle buses sold by the customers. EV buyers in California are entitled to government grants when they purchase EV that qualify for certain government grant project. The Group applies for and collect such government grants on behalf of the customers. Accordingly, customers only pay the amount after deducting government grants.

The Group recognizes revenue on sale of EVs at a point in time following the transfer of control of such products to the customer, which typically occurs upon the delivery to the customer. The Group determined that the government grants should be considered as part of the transaction price because it is granted to the EV buyer and the buyer remains liable for such amount in the event the grants were not received by the Group or returned due to the buyer violates the government grant terms and conditions.

Lease of EVs

EV leasing revenue includes revenue recognized under lease accounting guidance for direct leasing programs. The Group accounts for these leasing transactions as operating leases under ASC 840 Leases, and revenues are recognized on a straight-line basis over the contractual term.

Sales of forklifts

Revenue on sale of forklifts is recognized at a point in time following the transfer of control of such products to the customer, which typically occurs upon delivery or acceptance of the customer depending on the terms of the underlying contracts.

Other revenue

Other revenue consists of engineering and maintenance service, sales of component and charging stations, shipping and delivery fees and others. For engineering and maintenance service, revenues are recognized on a straight-line basis over the contractual term. For sales of component and charging stations, shipping and delivery fees and others, the Group recognizes revenue at a point in time following the transfer of control of such products or services to the customer, which typically occurs upon the delivery to the customer.

Disaggregation of revenues

The Group disaggregates its revenue by four primary categories: sales of EVs, lease of EVs, sales of forklifts and others. There was no sale of kits in the three months and nine months ended September 30, 2022 and 2021, respectively.

The following is a summary of the Group’s disaggregated revenues:

	Three Months Ended		Nine Months Ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021

	(Unaudited)
Sales of EVs	$—	$183	$788	$796
Lease of EVs	135	158	410	458
Sales of Forklifts	134	—	875	—
Others	140	213	506	426
	$409	$554	$2,579	$1,680

A contract liability is the Group’s obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer. The Group records contract liabilities as advance from customers. As of September 30, 2022 and December 31, 2021, the balances of contract liabilities were $1,124 and $803, respectively.

3.Summary of Significant Accounting Policies

(a)Basis of Presentation

The accompany consolidated financial statements of the Group are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(b)Reclassification

Certain prior year amounts in the consolidated financial statements have been reclassified to conform with the current year presentation. These reclassifications have not changed the results of operations of prior year.

(c)Principles of Consolidation

The consolidated financial statements include the financial statements of the Group and its subsidiaries. All material intercompany transactions and balances have been eliminated upon consolidation.

(d)Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires the Group to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements include the allowance made for doubtful accounts receivable, inventory write-downs, the impairment of goodwill and long-lived assets, accrued warranty expenses, the purchase price allocation in acquisition, and valuation of grant-date fair value of share-based compensation. Changes in facts and circumstances may result in revised estimates. The current economic environment has increased the degree of uncertainty inherent in those estimates and assumptions.

(e)Fair Value of Financial Instruments

The Group measures at fair value certain of its financial and non-financial assets and liabilities by using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, essentially an exit price, based on the highest and best use of the asset or liability. The levels of the fair value hierarchy are:

●Level 1 — Quoted market prices in active markets for identical assets or liabilities.
●	Level 2 — Significant other observable inputs (e.g., quoted prices for similar items in active markets, quoted prices for identical or similar items in markets that are not active, inputs other than quoted prices that are observable, such as interest rate and yield curves, and market-corroborated inputs).
●	Level 3 — Unobservable inputs in which there is little or no market data, which require the reporting unit to develop its own assumptions.

The Group uses quoted market prices to determine the fair value when available. If quoted market prices are not available, the Group measures fair value using valuation techniques that use, when possible, current market-based or independently-sourced market parameters, such as interest rates.

The carrying values of the Company’s financial instruments, including cash and cash equivalents, accounts receivable, prepaid expenses and other current assets, accounts payables, accrued liabilities and advance from customers, approximate their fair values due to the short-term nature of these instruments.

(f)Business Combination

Business combinations are recorded using the acquisition method of accounting and, accordingly, the acquired assets and liabilities are recorded at their fair market value at the date of acquisition. Any excess of acquisition cost over the fair value of the acquired assets and liabilities, including identifiable intangible assets, is recorded as goodwill. The Group charges acquisition related costs that are not part of the purchase price consideration to general and administrative expenses as they are incurred. Those costs typically include transaction and integration costs, such as legal, accounting, and other professional fees.

The Group adopted Accounting Standard Update (“ASU”) 2017-01 “Business Combination (Topic 805): Clarifying the Definition of a Business” and upon the adoption, a new screen test is introduced to evaluate whether a transaction should be accounted for as an acquisition and/or disposal of a business versus assets. In order for a purchase to be considered an acquisition of a business, and receive business combination accounting treatment, the set of transferred assets and activities must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs. If substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets, then the set of transferred assets and activities is not a business. The adoption of this standard requires future purchases to be evaluated under the new framework.

(g)Cash and cash equivalents

Cash and cash equivalents include cash on hand, cash accounts, interest bearing savings accounts and all highly liquid investments with original maturities of three months or less, which are unrestricted as to withdrawal and use. There were no cash equivalents as of December 31, 2021 and 2020.

(h)Accounts Receivable, net

The Group grants open credit terms to credit-worthy customers. Accounts receivable are primarily related to sales of EV and EV components. The Group maintains allowances for doubtful accounts. The Group adopted ASC 326 Financial Instruments — Credit Losses using the modified retrospective approach through a cumulative-effect adjustment to accumulated deficit from January 1, 2020. Management used an expected credit loss model for the impairment of trading receivables as of period ends. Management believes the aging of accounts receivable is a reasonable parameter to estimate expected credit loss, and determines expected credit losses for accounts receivables using an aging schedule as of period ends. The expected credit loss rates under each aging schedule were developed on basis of the average historical loss rates from previous years, and adjusted to reflect the effects of those differences in current conditions and forecasted changes. Management measured the expected credit losses of accounts receivable on a collective basis. When an accounts receivable does not share risk characteristics with other accounts receivables, management will evaluate such accounts receivable for expected credit loss on an individual basis. Doubtful accounts balances are written off and deducted from allowance, when receivable are deemed uncollectible, after all collection efforts have been exhausted and the potential for recovery is considered remote.

(i)Inventories

Inventories are stated at the lower of cost or net realizable value. The cost of inventories is determined on the basis of first in first out method. The cost of finished goods comprises direct materials, direct labor and an appropriate proportion of overhead. Net realizable value is based on estimated selling prices less selling expenses and any further costs expected to be incurred for completion. Adjustments to reduce the cost of inventory to net realizable value are made, if required, for estimated excess, obsolescence, or impaired balances and are included in the cost of revenue in the consolidates statement of operations.

(j)Property and Equipment, net

The Group accounts for its property and equipment at cost, less accumulated depreciation and impairment, if any. Cost includes the prices paid to acquire or construct the assets and any expenditure that substantially extends the useful life of an existing asset. The

Group expenses repair and maintenance costs when they are incurred. Depreciation is recorded on the straight-line method based on the estimated useful lives of the assets as follows:

Furniture, fixtures and equipment	3 to 7 years
Automobile	3 to 5 years
Leased automobile	3 years
Leasehold improvements	The shorter of the estimated life or the lease term

(k)Intangible Assets other than Goodwill, net

Intangible assets consist of technology, tradename and others. Amortization is recorded on the straight- line method based on the estimated useful lives of the assets.

(l)Impairment of Long-lived Assets

The Group’s long-lived assets include property and equipment and other intangible assets with finite lives. The Group evaluates long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Group first compare undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. Any impairment write-downs would be treated as permanent reductions in the carrying amounts of the assets and a charge to operations would be recognized. There is no impairment loss recorded for the year ended December 21, 2021, the period from November 13, 2020 to December 31, 2020 (Successor), and the period from January 1, 2020 to November 12, 2020 (Predecessor).

(m)Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed of the acquired entity as a result of the Group’s acquisitions of interests in its subsidiaries. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired.

The Company tests goodwill for impairment as of December 31 every year by either performing a qualitative assessment or a quantitative test. The qualitative impairment assessment is an assessment of historical information and relevant events and circumstances to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. The Company may elect not to perform the qualitative impairment assessment and perform a quantitative impairment test. The quantitative goodwill impairment test compares the fair values of the reporting unit to its carrying amount, including goodwill. A reporting unit constitutes a business for which discrete profit and loss financial information is available. In performing the quantitative impairment test, the Company may determine the fair values of its reporting unit using a combination of the income and market approach. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit. There is no impairment loss recorded for the year ended December 21, 2021, the period from November 13, 2020 to December 31, 2020 (Successor), and the period from January 1, 2020 to November 12, 2020 (Predecessor).

(n)Income Taxes

The Group accounts for income taxes under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recognized if it is more likely than not that some portion, or all, of a deferred tax asset will not be realized.

The Group recognizes in the consolidated financial statements the impact of a tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, management presumes that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. In addition, a tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to be recognized in the financial statements. The tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. The Group’s tax liability associated with unrecognized tax benefits is adjusted periodically due to changing circumstances, such as the progress of the tax audits, case law developments and new or emerging legislation. Such adjustments are recognized entirely in the period in which they are identified. The Group records interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of operations. No reserve for uncertainty tax position was recorded by the Group during any period presented.

(o)Revenue Recognition

The Group’s accounting practices under Accounting Standards Codification (“ASC”) No. 606, “Revenue from Contracts with Customers” (“ASC 606” or “Topic 606”) are as followings:

Sale of EVs and kits

The Group generates revenue from sales of EVs and identifies the customers who purchase the vehicle as its customers. The Group also generates revenue from sales of electric drive system kits that are integrated into shuttle buses sold by the customers. EV buyers in California are entitled to government grants when they purchase EV that qualify for certain government grant project. The Group applies for and collect such government grants on behalf of the customers. Accordingly, customers only pay the amount after deducting government grants.

The Group recognizes revenue on sale of EVs and kits at a point in time following the transfer of control of such products to the customer, which typically occurs upon the delivery to the customer. The Group determined that the government grants should be considered as part of the transaction price because it is granted to the EV buyer and the buyer remains liable for such amount in the event the grants were not received by the Group or returned due to the buyer violates the government grant terms and conditions.

Lease of EVs

EV leasing revenue includes revenue recognized under lease accounting guidance for direct leasing programs. The Group accounts for these leasing transactions as operating leases under ASC 840 Leases, and revenues are recognized on a straight-line basis over the contractual term.

Other revenue

Other revenue consists of engineering and maintenance service, sales of component and charging stations, shipping and delivery fees and other. For engineering and maintenance service, revenues are recognized on a straight-line basis over the contractual term. For sales of component and charging stations, shipping and delivery fees and other, the Group recognizes revenue at a point in time following the transfer of control of such products or service to the customer, which typically occurs upon the delivery to the customer.

Disaggregation of revenues

The Group disaggregates its revenue by three primary categories: sales of EVs, lease of EVs and others.

The following is a summary of the Group’s disaggregated revenues:

	Successor		Predecessor
	Year ended	Period from November 13,	Period from January 1,
	December 31, 2021	2020 to, December 31 2020	2020 to November 12, 2020
Sales of EVs	$1,750	$235	$2,690
Lease of EVs	586	92	492
Others	641	50	950
	$2,977	$377	$4,132

A contract liability is the Group’s obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer. As of December 31, 2021 and 2020, the balances of contract liability were included in advance from customer with amount of $803 and $709, respectively.

(p)Cost of Revenues

Cost of revenues for EV sales includes direct parts, material and labor costs, manufacturing overheads, and shipping and logistics costs. Cost of revenues for EV leasing primarily includes the depreciation of operating lease vehicles over the lease term and other leasing related charges including vehicle insurance. Cost of other revenue includes direct parts, material and labor costs, as well as shipping and delivery and other costs.

(q)Segment Reporting

Operating segments are defined as components of a Group which separate financial information is available that is evaluated regularly by the operating decision maker in deciding how to allocate resources and assessing performance. The Group’s chief operating decision maker (“CODM”) is its Chief Executive Officer, Mr. Joe Mitchell. Based on the financial information presented to and reviewed by the CODM, the Group has determined that it had a single operating and reporting segment for the year ended December 31, 2021, the period from November 13, 2020 to December 31, 2020 (Successor) and the period from January 1, 2020 to November 12, 2020 (Predecessor).

(r)Product Warranties

The Group provides warranties on all vehicles or components sold in addition to pass through warranties from third party component suppliers. The Group accrues a warranty reserve for the products sold by the Group, which includes the Group’s best estimate of the projected costs to repair or replace items under warranties. These estimates are based on actual claims incurred to date and an estimate of the nature, frequency and costs of future claims. These estimates are inherently uncertain given the Group’s relatively short history of sales, and changes to the Group’s historical or projected warranty experience may cause material changes to the warranty reserve in the future. The Group considers the warranty provided is not providing incremental service to customers rather an assurance to the quality of the vehicle, and therefore is not a separate performance obligation and should be accounted for in accordance with ASC 460, Guarantees. Warranty expense is recorded as a component of cost of sales in the consolidated statements of operations. The balance of warranty reserves was $360 and $530 as of December 31, 2021 and December 31, 2020, respectively.

(s)Government Grant

The Group receives grants from government agencies related to sales and leases of its EVs, and sales of chargers. The government grants related to the sale of EVs should be considered as part of the transaction price because it is granted to the EV buyers and the Group receives such on behalf of the buyers to settle part of the EVs purchase price. The government grant received before the Group’s delivery of the EVs are recorded as deferred income and recognized as revenue when the EVs are delivered to the buyers, for the government grants the Group is entitled upon delivery of the EVs to buyers but not yet received, the Group records accounts receivable. For government grants associated with leased vehicles under operating leases, the grants are recorded in deferred income when received and are recognized to reduce the cost of sales during useful life of leased vehicles.

For the year ended December 31, 2021, the period from November 13, 2020 to December 31, 2020 (Successor) and the period from January 1, 2020 to November 12, 2020 (Predecessor), the amount of governmental grant recognized as revenue from sales of EVs and chargers was $1,243, $80, and $1,879, respectively.

For the year ended December 31, 2021, the period from November 13, 2020 to December 31, 2020 (Successor) and the period from January 1, 2020 to November 12, 2020 (Predecessor), the amount of governmental grant recognized as reductions of the cost of sales for EV leasing was $252, $213, and $30, respectively.

As of December 31, 2021 and 2020, the balances of government grants received were included in deferred income with amount of $714 and $1,187, respectively.

(t)Stock-Based Compensation

The Group granted employees and directors stock-based incentive awards. These awards are in the form of options. The Group measures stock-based compensation expense for all stock-based awards granted based on the estimated fair value of those awards on their grant date and expenses over the period on a straight line basis during which an employee is required to provide service in exchange for the award (the vesting period). The Group account for forfeitures as a reduction of stock-based compensation expense when the forfeiture actually occurs.

(u)Earnings (loss) per Share

Basic earnings (loss) per share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average common stocks outstanding during the periods. Diluted earnings (loss) per share is calculated by dividing net income (loss) attributable to ordinary shareholders by the weighted average common stocks outstanding during the period adjusted for the effect of dilutive ordinary share equivalent (computed using the treasury stock or if converted method). Potential common stocks that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted earnings (loss) per share. For the year ended December 31, 2021, the period from November 13, 2020 to December 31, 2020 (Successor), and the period from January 1, 2020 to November 12, 2020 (Predecessor), the Group had no dilutive shares.

(v)Recent Accounting Pronouncements

Recently Adopted Accounting Standards

In January 2017, the FASB issued ASU 2017-04, Intangibles (Topic 350): Goodwill and Other. This ASU simplifies the accounting for goodwill impairment and removes Step 2 of the goodwill impairment test. Goodwill impairment will be the amount by which a reporting unit’s carrying value exceeds its fair value limited to the total amount of goodwill allocated to that reporting unit. Entities will continue to have the option to perform a qualitative assessment to determine if a quantitative impairment test is necessary. The ASU is effective for interim and annual periods beginning after December 15, 2021, with early adoption permitted. The Group adopt the ASU 2017-04 on a prospective basis on January 1, 2021 and the adoption did not have a material impact on its consolidated financial statements and related disclosures.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 removes the amounts and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the valuation processes for Level 3 fair value measurements; modifies certain disclosure requirements in Topic 820; and require additional disclosures such as the range and weighted average of significant unobservable inputs used to develop Level 3 measurements etc. ASU No. 2018-13 is effective for the Group beginning in the first quarter of fiscal year 2020. The Group adopted this ASU as of January 1, 2020 and it did not have a material impact on its consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments, which amends the current accounting guidance and requires the measurement of all expected losses based on historical experience, current conditions and reasonable and supportable forecasts. For trade receivables, loans, and other financial instruments, the Group will be required to use a forward-looking expected loss model that reflects losses that are probable rather than the incurred loss model for recognizing credit losses. The standard became effective for interim and annual periods beginning after December 15, 2019. Application of the amendments is through a cumulative- effect adjustment to retained earnings as of the effective date. The Group adopted this ASU as of January 1, 2020 and it did not have a material impact on its consolidated financial statements.

Accounting Pronouncements Issued But Not Yet Adopted

In November 2021, the FASB issued Accounting Standards Update (“ASU”) 2021-10, “Government Assistance (Topic 832)” (“ASU 2021-10”). ASU 2021-10 provides guidance to increase the transparency of government assistance including the disclosure of (1) the types of assistance, (2) an entity’s accounting for the assistance, and (3) the effect of the assistance on an entity’s financial statements. ASU 2021-10 applies to all business entities except for not-for-profit entities within the scope of Topic 958, Not-for-Profit Entities, and employee benefit plans within the scope of Topic 960, Plan Accounting — Defined Benefit Pension Plans, Topic 962, Plan Accounting — Defined Contribution Pension Plans, and Topic 965, Plan Accounting — Health and Welfare Benefit Plans that account for a transaction with a government by applying a grant or contribution accounting model by analogy to other accounting guidance (for example, a grant model within IAS 20, Accounting for Government Grants and Disclosure of Government Assistance, or Subtopic 958-605, Not-For-Profit Entities — Revenue Recognition). ASU 2021-10 is effective for fiscal years beginning after December 15, 2021. Early adoption is permitted. The adoption is not expected have a material impact on the Group’s consolidated financial statements and related disclosures.

In February 2016, the FASB issued ASU 2016-12, Leases (ASC Topic 842), which amends the leases requirements in ASC Topic 840, Leases. Under the new lease accounting standard, a lessee will be required to recognize a right-of-use asset and lease liability for most leases on the balance sheet. The new standard also modifies the classification criteria and accounting for sales-type and direct financing leases, and enhances the disclosure requirements. Leases will continue to be classified as either finance or operating leases. In June 2020, ASU 2020-05, amendment to ASC Topic 842 modified the effective dates of all other entities. For all other entities, ASC Topic 842 is effective for fiscal years beginning after December 15, 2021. The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. For the Group as a EGC, the amendments in this update are effective for fiscal years beginning after December 15, 2021. The Group will adopt this standard effective January 1, 2022 using the alternative transition method. Upon adoption, the Group expected to record right-of-use assets and operating lease liabilities of $2.3 million and $2.3 million in the consolidated balance sheets, respectively.

In December 2019, the FASB issued ASU No. 2019-12, Income taxes (Topic 740), Simplifying the Accounting for Income Taxes. This guidance amends ASC Topic 740 and addresses several aspects including1) evaluation of step-up tax basis of goodwill when there is not a business combination, 2) policy election to not allocate consolidated taxes on a separate entity basis to entities not subject to income tax, 3) accounting for tax law changes or rates during interim periods, 4) ownership changes from equity method investment to subsidiary or vice versa, 5) elimination of exception to intra-period allocation when there is gain in discontinued operations and a loss from continuing operations, 6) treatment of franchise taxes that are partially based on income. For the Group as a EGC, the amendments in this update are effective for fiscal years beginning after December 15, 2021 and interim periods beginning after December 15, 2022. The adoption is not expected to have a material impact on the Group’s consolidated financial statements and related disclosures.

The Group does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the consolidated financial position, statements of operations and cash flows.